Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary shares Class A	Ordinary shares Class B	Additional paid in capital	Statutory Reserves	Accumulated deficit	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Oct. 01, 2021		$ 4,847	$ 2,015	$ 18,783	$ 857,370	$ (6,760,297)	$ (1,676,651)	$ (86,549)	$ (7,640,482)
Balance (in Shares) at Oct. 01, 2021	[1]	969,395	403,000
Shares issued in initial public offering		$ 2,530		17,624,394					17,626,924
Shares issued in initial public offering (in Shares)	[1]	506,000
Shares issued for exercise of underwriter’s warrants		$ 148		(148)
Shares issued for exercise of underwriter’s warrants (in Shares)	[1]	29,549
Net loss						(2,139,320)		20,971	(2,118,349)
Statutory reserve					106,993	(106,993)
Foreign currency translation adjustments							858,703	6,323	865,026
Balance at Sep. 30, 2022		$ 7,525	$ 2,015	17,643,029	964,363	(9,006,610)	(817,948)	(59,255)	8,733,119
Balance (in Shares) at Sep. 30, 2022	[1]	1,504,944	403,000
Share base compensation		$ 365		1,824,635					1,825,000
Share base compensation (in Shares)	[1]	73,000
Net loss						(5,786,311)		6,257	(5,780,054)
Statutory reserve					42,664	(42,664)
Foreign currency translation adjustments							(403,073)	1,273	(401,800)
Balance at Sep. 30, 2023		$ 7,890	$ 2,015	19,467,664	1,007,027	(14,835,585)	(1,221,021)	(51,725)	4,376,265
Balance (in Shares) at Sep. 30, 2023	[1]	1,577,944	403,000
Net loss						(3,706,166)		(262,686)	(3,968,852)
Deemed distribution to non-controlling shareholder				(16,923)				16,923
Foreign currency translation adjustments							12,635	(8,677)	3,958
Balance at Sep. 30, 2024		$ 7,890	$ 2,015	$ 19,450,741	$ 1,007,027	$ (18,541,751)	$ (1,208,386)	$ (306,165)	$ 411,371
Balance (in Shares) at Sep. 30, 2024	[1]	1,577,944	403,000

[1]	Retroactively restated for ten-for-one shares consolidation with effective date of April 18, 2024.